Income taxes - Schedule of Loss before Provision for Income Taxes, Domestic and Foreign (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
United States					$ (148,332)	$ (84,426)
Foreign					(101,661)	(93,823)
Loss before income taxes	$ (64,451)	$ (55,503)	$ (216,848)	$ (178,042)	$ (249,993)	$ (178,249)